Share Capital (Tables)	6 Months Ended
Jun. 30, 2023
Share Capital [Abstract]
Schedule of Share Capital
	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023
	Number of ordinary shares	Number of ordinary shares	RM	RM	USD
Paid up capital:
At beginning of year / period	50,000	34,412,259	220,000	13,127,427	2,812,277
Share buyback	(50,000)	-	(220,000)	-	-
Issuance of shares(1)	33,400,100	-	3,330	-	-
Issuance of shares(2)	1,012,159	-	13,124,097	-	-
Issuance of shares(3)	-	1,280,000	-	16,939,389	3,628,910
Issuance of shares(4)	-	600,000	-	7,002,234	1,500,082
At of end of year / period	34,412,259	36,292,259	13,127,427	37,069,050	7,941,269
(1)	On April 8, 2022, VCI Global Limited issued a total of 33,400,100 shares at USD 0.0001 to V Capital Kronos Berhad’s shareholders in exchange of their shares in V Capital Kronos Berhad. For the purposes of comparative value in calculating the Group’s earnings per share (“EPS”), the Group has assumed that 33,400,100 shares were outstanding from 1 January 2020 to 31 December 2021 as would be included in the denominator of the EPS calculation.
(2)	From April 8, 2022 until November 1, 2022, a total of additional 1,012,159 ordinary shares have been issued to various investors between USD 2.50 to USD 4.00 per share.
(3)	On April 2023, a total of 1,280,000 ordinary shares is issued in initial offering at USD4.00 per ordinary share, after deduct the IPO expenses.
(4)	On May 31, 2023, a total of 600,000 ordinary shares is issued to Globexus Holding Corp as part of share-swap arrangement for 500 Globexus Holding Corp’s shares.